Goodwill	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Goodwill	Goodwill

	JPY (millions)
	For the Year Ended March 31
	2020	2021
Acquisition cost
As of beginning of the year	¥4,240,251	¥4,012,528
Acquisitions	3,387	—
Reclassification to assets held for sale (Note 19)	(116,524)	(144,836)
Foreign currency translation differences	(114,586)	166,225
As of end of the year	¥4,012,528	¥4,033,917

Carrying amount
As of beginning of the year	¥4,240,251	¥4,012,528
As of end of the year	4,012,528	4,033,917
Impairment Testing of Goodwill
As of March 31, 2020 and 2021, respectively, goodwill was tested for impairment at the single operating segment level (one CGU), which is the level at which goodwill is monitored for internal management purposes. Impairment loss for goodwill is recognized if the recoverable amount of goodwill is less than the carrying amount. The recoverable amount is the greater of fair value less costs of disposal, or value in use.
Recoverable amount of goodwill was determined on a fair value less costs to dispose basis using the market value of Takeda’s outstanding shares. Takeda's market capitalization was compared to the book value of the company’s net assets and this indicated a significant surplus as of March 31, 2020 and 2021, respectively.